Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Life insurance premiums and related investment income
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gains Loss On Derivative Instruments
Variable Annuity and Variable Life Insurance Contracts
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ (2,312)	¥ 8,501	¥ 76,470
Net gains or losses from derivative contracts	(1,360)	(1,520)	(10,271)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(35,097)	(67,984)	(35,565)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	28,754	69,727	77,631
Changes in the fair value of the reinsurance contracts	538	1,083	11,909
Variable Annuity and Variable Life Insurance Contracts | Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(855)	(1,075)	(9,412)
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(505)	(445)	(261)
Variable Annuity and Variable Life Insurance Contracts | Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 0	¥ 0	¥ (598)